Finance Lease - Future minimum lease payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finance Lease
2022	$ 32,164,805
2023	43,722,900
2024	29,888,892
2025	81,557,058
2026	12,549,755
2027 - 2030	70,999,489
Finance lease obligations	270,882,899	$ 231,780,842
Amounts representing interest and deferred finance fees	(44,428,222)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	$ 226,454,677	$ 197,704,384